                                 THE ARBOR FUND

                          GOLDEN OAK GROWTH PORTFOLIO
                           GOLDEN OAK VALUE PORTFOLIO
                    GOLDEN OAK TAX-MANAGED EQUITY PORTFOLIO
                 GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO
                  GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO
               GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO
                       (THE "GOLDEN OAK FAMILY OF FUNDS")

                       Supplement Dated October 28, 1999
                      to the Prospectus dated May 31, 1999

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

The following new paragraph is to be added to the "Portfolio Managers" section on page 21, which is amended and restated to read as follows:

     James A. Nawrocki serves as a Portfolio Manager for Citizens Bank. He has assisted Mr. Wheeler in the management of the Golden Oak Intermediate-Term Income Portfolio and Mr. Cross in the management of the Golden Oak Michigan Tax Free Bond Portfolio since October, 1999. Prior to joining Citizens Bank, Mr. Nawrocki managed fixed income investments for 8 of his 25 years with Dow Chemical Co. From 1998 to September of 1999, Mr. Nawrocki was a financial consultant for First of Michigan Corporation.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 THE ARBOR FUND

                           GOLDEN OAK GROWTH PORTFOLIO
                           GOLDEN OAK VALUE PORTFOLIO
                     GOLDEN OAK TAX-MANAGED EQUITY PORTFOLIO
                  GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO
                   GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO
               GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO
                       (THE "GOLDEN OAK FAMILY OF FUNDS")

                        Supplement Dated October 28, 1999
          to the Statement of Additional Information dated May 31, 1999

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

The first sentence of the fifth paragraph is to be deleted from the "Futures Contracts and Options" section. The paragraph is amended and restated to read as follows:

     A Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolios expect that approximately 75% of their futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased by the Portfolios upon sale of open futures contracts.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE